Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended														12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009	Dec. 31, 2011 Secured Debt	Sep. 26, 2011 Secured Debt USD ($)	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2011 Motel 168 Secured Debt USD ($)	Dec. 31, 2011 Maximum	Dec. 31, 2011 Minimum	Dec. 31, 2011 Before 2008	Dec. 31, 2011 2008	Dec. 31, 2011 2009	Dec. 31, 2011 2010	Dec. 31, 2011 2011	Dec. 31, 2011 2012	Dec. 31, 2011 Home Inns HK	Dec. 31, 2011 Subsidiaries And Variable Interest Entities Subsidiaries Domestic Entity	Dec. 31, 2010 Subsidiaries And Variable Interest Entities Subsidiaries Domestic CNY	Dec. 31, 2009 Subsidiaries And Variable Interest Entities Subsidiaries Domestic CNY	Dec. 31, 2010 PRC subsidiaries CNY	Dec. 31, 2009 PRC subsidiaries CNY
Income Taxes [Line Items]
Profit tax rate																16.50%
Income tax rate	25.00%	25.00%	25.00%					33.00%	25.00%		18.00%	20.00%	22.00%	24.00%	25.00%
Number of subsidiaries																	5
Preferential income tax rate										15.00%
Tax withholding	5.00%							10.00%
Dividend declared by PRC subsidiaries																				0	0
Deferred tax liability	333,041,000	11,552,000				38,313,000												0	0
Secured credit facility, maximum borrowing capacity					240,000,000		240,000,000
Loan facility period				4 years			4 years
Dividend tax withholding						5.00%
Tax loss carry forward	491,672,000
Maximum tax loss carry forward period	5 years
Tax loss carry forward expiration date	2017-01-01
Valuation allowance, net	271,097,000	28,297,000				237,385,000